OTHER EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Share issue costs	$-	$595,921	$-	$1,194,450
Write off of accounts (payable) receivable	47,140	-	71,614	(48,833)
Other	(3,796)	(8,329)	(3,820)	(5,729)
	$43,344	$587,592	$67,794	$1,139,888